Average Annual Total Returns{- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-04 - Fidelity Managed Retirement 2010 Fund	Fidelity Advisor Managed Retirement 2010 Fund: Class Z6 Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2010 Fund: Class Z6 Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2010 Fund: Class Z6 Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNG Past 1 year	IXZNG Past 5 years	IXZNG Past 10 years
Total	12.63%	5.26%	6.99%	8.72%	3.05%	3.75%	12.94%	5.54%	7.29%